ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare	$ 7,726	$ 9,018
Individual income tax withheld	577	437
VAT and other taxes payable	19,938	7,586
Accrued professional fees	1,771	1,806
Accrued advertising fees	24,683	19,798
Credit card processing charges	238	429
Accrued sales return	680	586
Current portion of finance lease liabilities	43	$ 41
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total
Others	2,163	$ 2,482
Total	57,819	42,183
Movements in accrued sales return
Balance at the beginning of the period	586	381
Allowance for sales return accrued in the year	9,377	6,222
Utilization of accrued sales return allowance	(9,283)	(6,017)
Balance at the end of the period	$ 680	$ 586